Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2023
Short-term Bank Borrowings.
Short-term Bank Borrowings

11. Short-term Bank Borrowings

Short-term bank borrowings consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
The PRC domestic commercial banks	5,394,423	7,765,990

The weighted average interest rates on short-term bank borrowings as of December 31, 2022 and 2023 were 2.04% and 1.62%, respectively. Certain borrowings are subject to financial covenants such as asset-liability ratio less than 65% and current ratio not less than 0.8. As of December 31, 2023, the Company was in compliance with the financial covenants. The borrowings are repayable within one year.